Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended			78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Salaries and benefits				$ 67,335
Professional fees	46,599	53,101	17,430	328,502
Office and sundry	29,525	36,921	2,325	496,943
Rent	31,539	18,670	67,993	256,978
Consulting fees (including $3,000, $4,775 and $94,164 of non-employee stock compensation expense for 2011, 2010 and 2009, Note 3 & 7)	57,856	121,120	234,127	9,701,946
Transfer agent fees	692	112	240	13,407
Loss on disposal of properties		731,866		731,866
Accretion expense	8,647	8,344	7,029	29,758
Depreciation	2,394	2,223	2,225	15,860
Total expenses	177,252	972,357	331,369	11,642,595
Other income (expense)
Interest and miscellaneous income	128	112	411	138,227
Interest expense				(26,444)
Loss on disposal of shares				(37,736)
Gain on settlement of loan				115,343
Change in fair value of derivative liability	1,806,379	4,474,283	(6,210,218)	70,444
Total other income (expense)	1,806,507	4,474,395	(6,209,807)	259,834
Income (loss) from continuing operations	1,629,255	3,502,038	(6,541,176)	(11,382,761)
Income (loss) from discontinued operations				122,755
Net income (loss) for the period	1,629,255	3,502,038	(6,541,176)	(11,260,006)
Other comprehensive income (loss)
Foreign currency translation adjustment	(111,582)	391,469	1,172,706	600,948
Comprehensive income (loss)	$ 1,517,673	$ 3,893,507	$ (5,368,470)	$ (10,659,058)
Basic and diluted earnings (loss) per share
Basic income (loss) per common share	$ 0.02	$ 0.05	$ (0.10)
Diluted income (loss) per common share	$ 0.02	$ 0.05	$ (0.10)
Basic weighted average number of shares outstanding	68,847,251	66,437,025	62,881,499
Diluted weighted average number of shares outstanding	69,185,451	73,223,918	62,881,499